Distribution Date:	02/17/22	Wells Fargo Commercial Mortgage Trust 2016-NXS6
Determination Date:	02/11/22
Next Distribution Date:	03/17/22
Record Date:	01/31/22	Commercial Mortgage Pass-Through Certificates
Series 2016-NXS6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	13-14		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Trimont Real Estate Advisors, LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Trust Advisor		Trustadvisor@trimontrea.com
Historical Detail	18		3500 Lenox Road, Suite G1 | Atlanta, GA 30326 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95000KAY1	1.417000%	27,042,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000KAZ8	2.399000%	115,788,000.00	30,000,000.14	0.00	59,975.00	0.00	0.00	59,975.00	30,000,000.14	35.42%	30.00%
A-3	95000KBA2	2.642000%	150,000,000.00	150,000,000.00	0.00	330,250.00	0.00	0.00	330,250.00	150,000,000.00	35.42%	30.00%
A-4	95000KBB0	2.918000%	206,019,000.00	206,019,000.00	0.00	500,969.53	0.00	0.00	500,969.53	206,019,000.00	35.42%	30.00%
A-SB	95000KBC8	2.827000%	31,139,000.00	28,724,210.13	589,428.94	67,669.45	0.00	0.00	657,098.39	28,134,781.19	35.42%	30.00%
A-S	95000KBD6	3.377000%	48,267,000.00	48,267,000.00	0.00	135,831.38	0.00	0.00	135,831.38	48,267,000.00	27.89%	23.63%
B	95000KBG9	3.811000%	35,964,000.00	35,964,000.00	0.00	114,215.67	0.00	0.00	114,215.67	35,964,000.00	22.28%	18.88%
C	95000KBH7	4.392619%	35,963,000.00	35,963,000.00	0.00	131,643.12	0.00	0.00	131,643.12	35,963,000.00	16.68%	14.13%
D	95000KAJ4	3.059000%	43,535,000.00	43,535,000.00	0.00	110,977.97	0.00	0.00	110,977.97	43,535,000.00	9.89%	8.38%
E	95000KAL9	2.392619%	20,821,000.00	20,821,000.00	0.00	41,513.93	0.00	0.00	41,513.93	20,821,000.00	6.64%	5.63%
F	95000KAN5	2.392619%	8,518,000.00	8,518,000.00	0.00	16,983.60	0.00	0.00	16,983.60	8,518,000.00	5.31%	4.50%
G	95000KAQ8	2.392619%	11,357,000.00	11,357,000.00	0.00	3,369.46	0.00	0.00	3,369.46	11,357,000.00	3.54%	3.00%
H*	95000KAS4	2.392619%	22,713,952.00	22,713,952.00	0.00	0.00	0.00	0.00	0.00	22,713,952.00	0.00%	0.00%
V	95000KAU9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95000KAW5	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			757,126,952.02	641,882,162.27	589,428.94	1,513,399.11	0.00	0.00	2,102,828.05	641,292,733.33

Notional Certificates
X-A	95000KBE4	1.618283%	529,988,000.00	414,743,210.27	0.00	559,309.99	0.00	0.00	559,309.99	414,153,781.33
X-B	95000KBF1	0.581878%	120,194,000.00	120,194,000.00	0.00	58,281.83	0.00	0.00	58,281.83	120,194,000.00
X-D	95000KAA3	1.333619%	43,535,000.00	43,535,000.00	0.00	48,382.57	0.00	0.00	48,382.57	43,535,000.00
X-E	95000KAC9	2.000000%	20,821,000.00	20,821,000.00	0.00	34,701.67	0.00	0.00	34,701.67	20,821,000.00
X-FG	95000KAE5	2.000000%	19,875,000.00	19,875,000.00	0.00	33,125.00	0.00	0.00	33,125.00	19,875,000.00
X-H	95000KAG0	2.000000%	22,713,952.00	22,713,952.00	0.00	37,856.59	0.00	0.00	37,856.59	22,713,952.00
Notional SubTotal			757,126,952.00	641,882,162.27	0.00	771,657.65	0.00	0.00	771,657.65	641,292,733.33

Deal Distribution Total					589,428.94	2,285,056.76	0.00	0.00	2,874,485.70

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000KAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000KAZ8	259.09420786	0.00000000	0.51797250	0.00000000	0.00000000	0.00000000	0.00000000	0.51797250	259.09420786
A-3	95000KBA2	1,000.00000000	0.00000000	2.20166667	0.00000000	0.00000000	0.00000000	0.00000000	2.20166667	1,000.00000000
A-4	95000KBB0	1,000.00000000	0.00000000	2.43166664	0.00000000	0.00000000	0.00000000	0.00000000	2.43166664	1,000.00000000
A-SB	95000KBC8	922.45127107	18.92896175	2.17314140	0.00000000	0.00000000	0.00000000	0.00000000	21.10210315	903.52230932
A-S	95000KBD6	1,000.00000000	0.00000000	2.81416661	0.00000000	0.00000000	0.00000000	0.00000000	2.81416661	1,000.00000000
B	95000KBG9	1,000.00000000	0.00000000	3.17583333	0.00000000	0.00000000	0.00000000	0.00000000	3.17583333	1,000.00000000
C	95000KBH7	1,000.00000000	0.00000000	3.66051553	0.00000000	0.00000000	0.00000000	0.00000000	3.66051553	1,000.00000000
D	95000KAJ4	1,000.00000000	0.00000000	2.54916665	0.00000000	0.00000000	0.00000000	0.00000000	2.54916665	1,000.00000000
E	95000KAL9	1,000.00000000	0.00000000	1.99384900	0.00000000	0.00000000	0.00000000	0.00000000	1.99384900	1,000.00000000
F	95000KAN5	1,000.00000000	0.00000000	1.99384832	0.00000000	0.00000000	0.00000000	0.00000000	1.99384832	1,000.00000000
G	95000KAQ8	1,000.00000000	0.00000000	0.29668574	1.69716298	9.79750286	0.00000000	0.00000000	0.29668574	1,000.00000000
H	95000KAS4	1,000.00000000	0.00000000	0.00000000	1.99384898	37.25114855	0.00000000	0.00000000	0.00000000	1,000.00000000
V	95000KAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95000KAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000KBE4	782.55207716	0.00000000	1.05532576	0.00000000	0.00000000	0.00000000	0.00000000	1.05532576	781.43992190
X-B	95000KBF1	1,000.00000000	0.00000000	0.48489800	0.00000000	0.00000000	0.00000000	0.00000000	0.48489800	1,000.00000000
X-D	95000KAA3	1,000.00000000	0.00000000	1.11134880	0.00000000	0.00000000	0.00000000	0.00000000	1.11134880	1,000.00000000
X-E	95000KAC9	1,000.00000000	0.00000000	1.66666683	0.00000000	0.00000000	0.00000000	0.00000000	1.66666683	1,000.00000000
X-FG	95000KAE5	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
X-H	95000KAG0	1,000.00000000	0.00000000	1.66666681	0.00000000	0.00000000	0.00000000	0.00000000	1.66666681	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	01/01/22 - 01/30/22	30	0.00	59,975.00	0.00	59,975.00	0.00	0.00	0.00	59,975.00	0.00
A-3	01/01/22 - 01/30/22	30	0.00	330,250.00	0.00	330,250.00	0.00	0.00	0.00	330,250.00	0.00
A-4	01/01/22 - 01/30/22	30	0.00	500,969.53	0.00	500,969.53	0.00	0.00	0.00	500,969.53	0.00
A-SB	01/01/22 - 01/30/22	30	0.00	67,669.45	0.00	67,669.45	0.00	0.00	0.00	67,669.45	0.00
X-A	01/01/22 - 01/30/22	30	0.00	559,309.99	0.00	559,309.99	0.00	0.00	0.00	559,309.99	0.00
X-B	01/01/22 - 01/30/22	30	0.00	58,281.83	0.00	58,281.83	0.00	0.00	0.00	58,281.83	0.00
X-D	01/01/22 - 01/30/22	30	0.00	48,382.57	0.00	48,382.57	0.00	0.00	0.00	48,382.57	0.00
X-E	01/01/22 - 01/30/22	30	0.00	34,701.67	0.00	34,701.67	0.00	0.00	0.00	34,701.67	0.00
X-FG	01/01/22 - 01/30/22	30	0.00	33,125.00	0.00	33,125.00	0.00	0.00	0.00	33,125.00	0.00
X-H	01/01/22 - 01/30/22	30	0.00	37,856.59	0.00	37,856.59	0.00	0.00	0.00	37,856.59	0.00
A-S	01/01/22 - 01/30/22	30	0.00	135,831.38	0.00	135,831.38	0.00	0.00	0.00	135,831.38	0.00
B	01/01/22 - 01/30/22	30	0.00	114,215.67	0.00	114,215.67	0.00	0.00	0.00	114,215.67	0.00
C	01/01/22 - 01/30/22	30	0.00	131,643.12	0.00	131,643.12	0.00	0.00	0.00	131,643.12	0.00
D	01/01/22 - 01/30/22	30	0.00	110,977.97	0.00	110,977.97	0.00	0.00	0.00	110,977.97	0.00
E	01/01/22 - 01/30/22	30	0.00	41,513.93	0.00	41,513.93	0.00	0.00	0.00	41,513.93	0.00
F	01/01/22 - 01/30/22	30	0.00	16,983.60	0.00	16,983.60	0.00	0.00	0.00	16,983.60	0.00
G	01/01/22 - 01/30/22	30	91,812.50	22,644.14	0.00	22,644.14	19,274.68	0.00	0.00	3,369.46	111,270.24
H	01/01/22 - 01/30/22	30	799,239.05	45,288.19	0.00	45,288.19	45,288.19	0.00	0.00	0.00	846,120.80
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			891,051.55	2,349,619.63	0.00	2,349,619.63	64,562.87	0.00	0.00	2,285,056.76	957,391.04

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,874,485.70
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,437,654.96	Master Servicing Fee	3,962.16
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,131.85
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	276.37
ARD Interest	0.00	Operating Advisor Fee	887.33
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	160.29
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,437,654.96	Total Fees	9,708.01

Principal		Expenses/Reimbursements
Scheduled Principal	589,428.94	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	47,783.38
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	14,712.92
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,066.57
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	589,428.94	Total Expenses/Reimbursements	64,562.87

		Interest Reserve Deposit	78,327.28

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,285,056.76
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	589,428.94
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,874,485.70
Total Funds Collected	3,027,083.90	Total Funds Distributed	3,027,083.86

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	641,882,163.04	641,882,163.04	Beginning Certificate Balance	641,882,162.27
(-) Scheduled Principal Collections	589,428.94	589,428.94	(-) Principal Distributions	589,428.94
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	641,292,734.10	641,292,734.10	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	641,903,685.54	641,903,685.54	Ending Certificate Balance	641,292,733.33
Ending Actual Collateral Balance	641,308,914.28	641,308,914.28

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.77)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.77)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.39%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	11,936,165.26	1.86%	54	4.5113	NAP	Defeased	3	11,936,165.26	1.86%	54	4.5113	NAP
2,000,000 or less	1	1,495,898.80	0.23%	55	4.6400	1.815000	1.30 or less	10	132,775,951.99	20.70%	52	4.4605	0.740621
2,000,001 to 3,000,000	3	7,327,850.96	1.14%	55	4.3608	1.984897	1.31 to 1.40	3	70,590,709.38	11.01%	47	4.2954	1.367135
3,000,001 to 4,000,000	6	21,603,025.83	3.37%	54	4.8774	1.880149	1.41 to 1.50	4	29,358,172.05	4.58%	53	4.8881	1.458137
4,000,001 to 5,000,000	5	21,193,421.28	3.30%	54	4.7841	1.788545	1.51 to 1.75	7	97,174,235.33	15.15%	54	4.6113	1.637968
5,000,001 to 6,000,000	5	27,657,097.29	4.31%	54	4.6181	1.897054	1.76 to 2.00	13	160,488,138.62	25.03%	41	4.7010	1.896504
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	1	4,150,878.64	0.65%	54	5.6000	2.037600
7,000,001 to 8,000,000	3	22,423,416.39	3.50%	55	4.6577	1.243900	2.26 to 2.50	3	26,833,883.18	4.18%	55	3.8789	2.388101
8,000,001 to 9,000,000	1	8,482,110.73	1.32%	54	4.5200	1.581800	2.51 to 2.75	3	55,425,246.78	8.64%	51	3.8820	2.641024
9,000,001 to 10,000,000	3	29,542,791.95	4.61%	30	4.4102	1.533914	2.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	4	50,211,631.04	7.83%	55	4.3970	2.163539	3.01 or greater	4	52,559,352.87	8.20%	55	3.6207	3.872136
15,000,001 to 20,000,000	6	105,166,655.26	16.40%	39	4.3301	1.654152	Totals	51	641,292,734.10	100.00%	49	4.4101	1.784283
20,000,001 to 30,000,000	8	208,329,513.57	32.49%	52	4.1523	1.922639
30,000,001 to 50,000,000	3	125,923,155.74	19.64%	50	4.6588	1.632812
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	51	641,292,734.10	100.00%	49	4.4101	1.784283
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	4	11,936,165.26	1.86%	54	4.5113	NAP
							Defeased	4	11,936,165.26	1.86%	54	4.5113	NAP
California	9	76,819,607.26	11.98%	30	4.4831	1.798621
							Industrial	1	2,511,312.52	0.39%	55	4.2500	0.622300
Colorado	1	5,074,902.83	0.79%	56	4.5000	3.492400
							Lodging	8	87,096,419.12	13.58%	53	4.8122	0.922809
Florida	5	47,507,027.20	7.41%	55	3.8240	2.610741
							Mixed Use	4	121,007,410.16	18.87%	53	4.0557	2.505138
Georgia	3	22,734,386.34	3.55%	48	4.2922	1.500878
							Multi-Family	9	109,731,596.49	17.11%	49	4.4389	1.556019
Illinois	1	21,646,169.03	3.38%	46	4.2238	2.721800
							Office	15	120,745,472.04	18.83%	54	4.5920	1.853787
Indiana	7	19,208,449.99	3.00%	56	4.8810	1.623100
							Retail	23	188,264,358.51	29.36%	42	4.3141	1.827034
Kansas	1	7,911,245.41	1.23%	56	4.8500	0.145900
							Totals	64	641,292,734.10	100.00%	49	4.4101	1.784283
Kentucky	1	4,202,768.22	0.66%	53	5.1000	1.773300
Louisiana	1	41,723,155.74	6.51%	55	4.4615	1.662700
Maryland	2	10,688,819.16	1.67%	55	4.7600	1.197500
Massachusetts	1	5,618,012.84	0.88%	54	5.0000	1.040400
Michigan	1	11,022,811.88	1.72%	56	5.0240	1.828100
Mississippi	2	5,603,828.50	0.87%	51	4.9536	1.233140
Nevada	1	2,484,450.04	0.39%	55	4.5300	3.593700
New York	9	235,168,722.68	36.67%	51	4.2350	1.867145
Ohio	3	19,537,386.96	3.05%	54	4.6429	1.766569
Pennsylvania	4	41,791,470.97	6.52%	54	4.5022	1.114860
South Carolina	1	15,938,192.70	2.49%	52	5.1830	1.440700
Texas	5	28,382,482.75	4.43%	46	4.7873	1.080992
Virginia	1	3,960,589.94	0.62%	55	5.0550	2.265900
Wisconsin	1	2,332,088.40	0.36%	56	4.3000	1.738300
Totals	64	641,292,734.10	100.00%	49	4.4101	1.784283

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	11,936,165.26	1.86%	54	4.5113	NAP	Defeased	3	11,936,165.26	1.86%	54	4.5113	NAP
	3.500% or less	4	94,500,000.00	14.74%	55	3.4703	3.187644	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	3	53,895,019.06	8.40%	51	3.8468	1.227946	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	5	52,518,753.22	8.19%	51	4.2145	2.167972	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	5	124,130,146.97	19.36%	50	4.4227	1.658022	49 months or greater	48	629,356,568.84	98.14%	49	4.4082	1.785352
	4.501% to 4.750%	16	153,780,506.73	23.98%	40	4.6111	1.231513	Totals	51	641,292,734.10	100.00%	49	4.4101	1.784283
	4.751% to 5.000%	7	69,752,577.02	10.88%	54	4.8646	1.407471
	5.001% or 5.250%	6	42,428,687.20	6.62%	54	5.1031	1.719342
	5.251% or 5.500%	1	34,200,000.00	5.33%	50	5.2782	1.975900
	5.501% to 6.000%	1	4,150,878.64	0.65%	54	5.6000	2.037600
	6.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	641,292,734.10	100.00%	49	4.4101	1.784283
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	11,936,165.26	1.86%	54	4.5113	NAP	Defeased	3	11,936,165.26	1.86%	54	4.5113	NAP
	84 months or less	48	629,356,568.84	98.14%	49	4.4082	1.785352	Interest Only	13	305,496,169.03	47.64%	45	4.2393	2.111044
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	9	63,799,082.64	9.95%	52	4.5738	1.504001
	Totals	51	641,292,734.10	100.00%	49	4.4101	1.784283	241 months to 300 months	26	260,061,317.17	40.55%	53	4.5658	1.471779
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	51	641,292,734.10	100.00%	49	4.4101	1.784283
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	11,936,165.26	1.86%	54	4.5113	NAP				None
Underwriter's Information		4	80,000,000.00	12.47%	45	3.9023	2.407500
	12 months or less	42	495,156,568.84	77.21%	52	4.4221	1.664990
	13 months to 24 months	1	20,000,000.00	3.12%	(7)	4.5981	1.950800
	25 months or greater	1	34,200,000.00	5.33%	50	5.2782	1.975900
	Totals	51	641,292,734.10	100.00%	49	4.4101	1.784283
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	306590001	MF	Long Island City	NY	Actual/360	4.400%	189,431.53	0.00	0.00	N/A	01/05/26	--	50,000,000.00	50,000,000.00	02/05/22
1A	306591001	MF	Long Island City	NY	Actual/360	4.400%	94,715.76	0.00	0.00	N/A	01/05/26	--	25,000,000.00	25,000,000.00	02/05/22
3	306590003	MU	Middle Village	NY	Actual/360	3.482%	89,951.67	0.00	0.00	N/A	09/05/26	--	30,000,000.00	30,000,000.00	02/05/22
3A	306591003	MU	Middle Village	NY	Actual/360	3.482%	89,951.67	0.00	0.00	N/A	09/05/26	--	30,000,000.00	30,000,000.00	02/05/22
4	306590004	OF	New Orleans	LA	Actual/360	4.462%	160,536.84	63,210.85	0.00	N/A	09/05/26	--	41,786,366.59	41,723,155.74	02/05/22
5	306590005	RT	Miami	FL	Actual/360	3.450%	57,931.25	0.00	0.00	N/A	09/01/26	--	19,500,000.00	19,500,000.00	02/01/22
5A	306591005	RT	Miami	FL	Actual/360	3.450%	44,562.50	0.00	0.00	N/A	09/01/26	--	15,000,000.00	15,000,000.00	02/01/22
6	306590006	MU	New York	NY	Actual/360	5.278%	155,442.99	0.00	0.00	N/A	04/05/26	--	34,200,000.00	34,200,000.00	02/05/20
7	306590007	RT	Lynwood	CA	Actual/360	4.598%	79,189.67	0.00	0.00	N/A	07/05/21	--	20,000,000.00	20,000,000.00	01/05/22
7A	306591007	RT	Lynwood	CA	Actual/360	4.598%	39,594.84	0.00	0.00	N/A	07/05/21	--	10,000,000.00	10,000,000.00	01/05/22
8	306590008	MU	Mount Kisco	NY	Actual/360	3.780%	87,427.44	52,018.42	0.00	N/A	08/10/26	--	26,859,428.58	26,807,410.16	02/10/22
9	306590009	OF	Various	Various	Actual/360	4.881%	107,816.36	40,463.93	0.00	N/A	10/06/26	--	25,651,730.58	25,611,266.65	02/06/22
10	306590010	LO	New York	NY	Actual/360	4.725%	108,432.19	0.00	0.00	N/A	03/05/26	--	26,650,000.00	26,650,000.00	09/05/21
11	310934908	LO	King Of Prussia	PA	Actual/360	4.530%	88,367.21	38,750.14	0.00	N/A	07/11/26	--	22,653,417.87	22,614,667.73	02/11/22
12	306590012	OF	Northbrook	IL	Actual/360	4.224%	78,729.75	0.00	0.00	N/A	12/05/25	--	21,646,169.03	21,646,169.03	02/05/22
13	301741120	RT	Columbus	GA	Actual/360	3.944%	58,192.12	46,757.82	0.00	N/A	12/06/25	--	17,134,366.72	17,087,608.90	02/06/22
14	301461027	RT	Pasadena	TX	Actual/360	4.750%	67,383.99	24,947.59	0.00	N/A	09/06/25	--	16,474,185.05	16,449,237.46	02/06/22
15	301741137	RT	Bluffton	SC	Actual/360	5.183%	71,243.24	24,393.44	0.00	N/A	06/06/26	--	15,962,586.14	15,938,192.70	02/06/22
16	310936312	RT	Pleasanton	CA	Actual/360	4.200%	58,635.90	21,073.90	0.00	N/A	09/11/26	--	16,212,690.10	16,191,616.20	02/11/22
17	306590017	OF	Akron	OH	Actual/360	4.650%	54,056.25	0.00	0.00	10/05/26	10/05/36	--	13,500,000.00	13,500,000.00	02/05/22
18	306590018	LO	Southaven	MI	Actual/360	5.024%	47,797.24	25,451.41	0.00	N/A	10/06/26	--	11,048,263.29	11,022,811.88	02/06/22
19	306590019	OF	Various	MD	Actual/360	4.760%	43,878.60	16,180.18	0.00	N/A	09/06/26	--	10,704,999.34	10,688,819.16	01/06/22
20	301741140	RT	Various	Various	Actual/360	4.790%	39,418.18	13,774.02	0.00	10/06/25	10/06/45	--	9,556,565.97	9,542,791.95	02/06/22
21	306590021	RT	New York	NY	Actual/360	3.860%	33,238.89	0.00	0.00	N/A	08/05/26	--	10,000,000.00	10,000,000.00	02/05/22
22	301741152	LO	Overland Park	KS	Actual/360	4.850%	33,118.58	18,710.98	0.00	N/A	10/06/26	--	7,929,956.39	7,911,245.41	02/06/22
23	306590023	MF	Los Angeles	CA	Actual/360	4.520%	33,060.17	11,796.47	0.00	N/A	08/05/26	--	8,493,907.20	8,482,110.73	02/05/22
24	301741153	RT	Wind Gap Borough	PA	Actual/360	4.210%	27,256.30	13,380.58	0.00	N/A	10/06/26	--	7,518,403.79	7,505,023.21	02/06/22
25	301741148	LO	Exton	PA	Actual/360	4.920%	29,757.44	16,637.64	0.00	N/A	08/06/26	--	7,023,785.41	7,007,147.77	02/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	301741142	RT	Kissimmee	FL	Actual/360	4.540%	22,946.02	14,726.09	0.00	N/A	07/06/26	--	5,869,382.30	5,854,656.21	02/06/22
27	306590027	RT	Pittsfield	MA	Actual/360	5.000%	24,226.50	8,788.03	0.00	N/A	08/06/26	--	5,626,800.87	5,618,012.84	02/06/22
29	306590029	MF	Hawthorne	CA	Actual/360	4.520%	22,209.66	7,924.81	0.00	N/A	08/05/26	--	5,706,165.09	5,698,240.28	02/05/22
30	306590030	MF	Los Angeles	CA	Actual/360	4.520%	21,091.22	7,525.72	0.00	N/A	08/05/26	--	5,418,810.85	5,411,285.13	02/05/22
32	306590032	RT	Pocatello	ID	Actual/360	4.585%	18,993.41	11,844.90	0.00	N/A	09/06/26	--	4,810,132.36	4,798,287.46	02/06/22
33	301741145	RT	Westfall Township	PA	Actual/360	4.210%	16,954.74	12,178.31	0.00	N/A	08/06/26	--	4,676,810.57	4,664,632.26	02/06/22
34	306590034	RT	Colorado Springs	CO	Actual/360	4.500%	19,689.09	6,151.86	0.00	N/A	10/06/26	--	5,081,054.69	5,074,902.83	02/06/22
35	306590035	OF	Louisville	KY	Actual/360	5.100%	18,485.66	6,490.03	0.00	N/A	07/06/26	--	4,209,258.25	4,202,768.22	02/06/22
36	301741150	LO	Emporia	VA	Actual/360	5.055%	17,280.04	9,170.91	0.00	N/A	09/06/26	--	3,969,760.85	3,960,589.94	02/06/22
37	306590037	LO	Savannah	GA	Actual/360	5.600%	20,044.38	5,789.17	0.00	N/A	08/05/26	--	4,156,667.81	4,150,878.64	02/05/22
38	301741147	MF	North Canton	OH	Actual/360	4.550%	16,101.93	6,068.30	0.00	N/A	08/06/26	--	4,109,673.73	4,103,605.43	02/06/22
39	306590039	LO	Yulee	FL	Actual/360	5.100%	16,634.89	8,753.65	0.00	N/A	08/06/26	--	3,787,831.40	3,779,077.75	02/06/22
40	306590040	MF	Los Angeles	CA	Actual/360	4.520%	15,869.37	5,662.47	0.00	N/A	08/05/26	--	4,077,199.20	4,071,536.73	02/05/22
41	301741149	OF	Virginia Beach	VA	Actual/360	3.800%	11,568.38	6,836.94	0.00	N/A	08/06/26	--	3,535,328.65	3,528,491.71	02/06/22
42	301741141	SS	Various	GA	Actual/360	5.108%	15,900.56	5,565.38	0.00	N/A	07/06/26	--	3,614,951.47	3,609,386.09	02/06/22
43	306590043	RT	Brookhaven	MS	Actual/360	5.050%	15,353.55	5,431.89	0.00	N/A	09/06/26	--	3,530,678.60	3,525,246.71	02/06/22
44	306590044	MF	Los Angeles	CA	Actual/360	4.520%	13,653.81	4,871.92	0.00	N/A	08/05/26	--	3,507,972.40	3,503,100.48	02/05/22
45	306590045	MF	Los Angeles	CA	Actual/360	4.520%	13,492.51	4,814.37	0.00	N/A	08/05/26	--	3,466,532.08	3,461,717.71	02/05/22
46	306590046	OF	Altamonte Springs	FL	Actual/360	4.977%	14,473.08	3,731.09	0.00	N/A	08/06/26	--	3,377,024.33	3,373,293.24	02/06/22
47	410934627	IN	Long Island City	NY	Actual/360	4.250%	9,227.19	9,969.08	0.00	N/A	09/11/26	--	2,521,281.60	2,511,312.52	02/11/22
48	410933737	RT	Reedsburg	WI	Actual/360	4.300%	8,650.36	4,092.58	0.00	N/A	10/11/26	--	2,336,180.98	2,332,088.40	02/11/22
49	600934766	RT	Paradise	NV	Actual/360	4.530%	9,703.16	3,008.58	0.00	N/A	09/11/26	--	2,487,458.62	2,484,450.04	02/11/22
50	410936211	RT	Suwanee	GA	Actual/360	4.640%	5,986.88	2,485.49	0.00	N/A	09/11/26	--	1,498,384.29	1,495,898.80	02/11/22
Totals							2,437,654.96	589,428.94	0.00				641,882,163.04	641,292,734.10
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,626,444.27	6,744,644.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	11,422,270.33	15,158,484.21	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,236,158.00	3,797,340.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	15,544,225.00	10,181,504.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,855,847.00	0.00	--	--	02/15/22	10,523,093.41	686,805.62	107,191.65	2,961,357.94	275,657.13	0.00
7	9,837,695.00	5,052,590.00	01/01/20	06/30/20	--	0.00	0.00	79,103.56	79,103.56	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	39,551.79	39,551.79	0.00	0.00
8	4,375,803.53	3,172,598.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,096,709.80	2,247,992.09	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	(221,796.00)	560,981.84	01/01/21	09/30/21	--	0.00	0.00	529,247.39	529,247.39	0.00	0.00
11	217,370.10	874,451.34	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,254,555.49	1,900,715.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	7,906,617.13	5,652,377.30	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,151,523.27	698,938.66	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,467,558.00	1,340,020.82	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	998,202.00	1,062,267.32	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,191,350.00	894,853.47	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	970,720.19	1,768,416.82	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,065,254.08	0.00	--	--	--	0.00	0.00	60,012.69	60,012.69	0.00	0.00
20	2,698,791.23	2,230,826.37	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	463,940.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	(365,023.05)	213,175.61	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	836,114.46	656,616.46	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	978,556.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,201,467.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	783,663.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	593,779.50	351,520.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	662,561.23	533,170.27	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	598,676.39	449,624.38	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	744,934.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	857,326.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	590,764.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	529,897.61	800,672.57	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	104,140.71	702,855.86	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	321,780.09	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	493,237.36	865,619.64	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	389,556.20	320,489.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	331,704.39	215,413.42	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	310,833.94	241,031.56	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	308,173.83	242,918.65	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	436,392.30	357,216.33	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	426,548.97	167,004.95	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	267,300.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	296,931.00	324,104.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	159,037.24	157,049.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	97,695,814.34	70,259,266.85				10,523,093.41	686,805.62	815,107.08	3,669,273.37	275,657.13	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/17/22	0	0.00	0	0.00	1	34,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.410076%	4.363319%	49
01/18/22	0	0.00	0	0.00	1	34,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.409836%	4.367268%	50
12/17/21	0	0.00	0	0.00	1	34,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.409569%	4.367023%	51
11/18/21	0	0.00	0	0.00	1	34,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5	73,300,000.00	4.409345%	4.366821%	52
10/18/21	0	0.00	0	0.00	1	34,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.314302%	4.274734%	48
09/17/21	0	0.00	0	0.00	1	34,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	5,232,854.11	4.314184%	4.274634%	49
08/17/21	0	0.00	0	0.00	3	66,089,254.58	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.326639%	4.285465%	50
07/16/21	0	0.00	0	0.00	3	66,095,621.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.332681%	4.282582%	50
06/17/21	0	0.00	0	0.00	3	66,102,834.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.332578%	4.282501%	51
05/17/21	0	0.00	0	0.00	2	39,459,131.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.332431%	4.279611%	52
04/16/21	0	0.00	0	0.00	3	66,116,276.45	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.332329%	4.277074%	53
03/17/21	0	0.00	0	0.00	3	66,122,503.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.332133%	4.276892%	54
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	306590006	02/05/20	23	6	107,191.65	2,961,357.94	446,325.53	34,200,000.00	05/15/20	2
7	306590007	01/05/22	0	5	79,103.56	79,103.56	0.00	20,000,000.00	10/09/20	11	04/14/21
7A	306591007	01/05/22	0	5	39,551.79	39,551.79	0.00	10,000,000.00	10/09/20	11	04/14/21
19	306590019	01/06/22	0	B	60,012.69	60,012.69	0.00	10,704,999.34	01/24/22	13
Totals					285,859.69	3,140,025.98	446,325.53	74,904,999.34
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		30,000,000	0	30,000,000		0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		130,183,015	130,183,015		0	0
49 - 60 Months		458,066,927	423,866,927	34,200,000		0
> 60 Months		23,042,792	23,042,792		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-22	641,292,734	577,092,734	0	0	34,200,000	0
Jan-22	641,882,163	577,682,163	30,000,000	0	34,200,000	0
Dec-21	642,469,260	578,269,260	0	30,000,000	34,200,000	0
Nov-21	643,097,462	578,897,462	0	0	64,200,000	0
Oct-21	716,979,750	652,779,750	0	0	64,200,000	0
Sep-21	717,596,624	653,396,624	0	0	64,200,000	0
Aug-21	723,383,733	627,294,478	0	0	96,089,255	0
Jul-21	729,488,943	633,393,321	0	0	96,095,622	0
Jun-21	730,085,436	663,982,601	0	0	66,102,835	0
May-21	730,637,394	691,178,263	0	0	39,459,131	0
Apr-21	731,229,452	665,113,175	0	0	66,116,276	0
Mar-21	731,776,845	665,654,341	0	0	66,122,504	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	306590006	34,200,000.00	34,200,000.00	31,000,000.00	02/11/21	3,616,435.00	1.97590	12/31/19	04/05/26	I/O
7	306590007	20,000,000.00	20,000,000.00	161,000,000.00	10/16/21	4,820,253.00	1.95080	06/30/20	07/05/21	I/O
7A	306591007	10,000,000.00	10,000,000.00		--	9,525,218.00	1.85000	--	07/05/21	I/O
19	306590019	10,688,819.16	10,704,999.34	16,300,000.00	07/08/16	863,063.08	1.19750	12/31/21	09/06/26	295
Totals		74,888,819.16	74,904,999.34	208,300,000.00		18,824,969.08

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	306590006	MU	NY	05/15/20	2

The loan transferred to special servicing effective 5/15/2020 for imminent monetary default. The collateral comprises an 86-room boutique hotel along with 8,827 SF of retail space in New York, NY. The property does not report to STR. The most recent ins pection was performed on 5/3/2021 and the property was found to be in good condition. No workout proposal has been provided, financial reporting continues to be minimal, and the servicer has significant concerns about the status of commercial leases at t he property. The exercise of remedies had previously been limited by State level restrictions but will now be pursued as the foreclosure moratorium has ended. The special servicer continues to work to establish control of property cash flow, including fro m the property's parking parcel and revenue that may be being obtained from non-standard channels.
7	306590007	RT	CA	10/09/20	11

The loan transferred to special servicing effective 10/2/2020 due to payment default. The 404,064 SF retail property was built in 1974 (renovated in 2005) and is located in Lynwood, CA.Collateral as of December 2021 is 91.4% leased. An

August 2021 site inspection found the asset is good overall condition with some deferred maintenance. A pre-negotiation letter was sent to the Borrower in October 2020 and signed in November 2020. The Borrower filed chapter 11 bankruptcy on 4/14/21. In January 2021, the j udge approved the Debtor's request to market the asset for sale. The special servicer expects to be paid off in full as a result of the sale.

7A	306591007	RT	CA	10/09/20	11

The loan transferred to special servicing effective 10/2/2020 due to payment default. The 404,064 SF retail property was built in 1974 (renovated in 2005) and is located in Lynwood, CA. Collateral as of December 2021 is 91.4% leased. An

August 2021 site inspection found the asset is good overall condition with some deferred maintenance. A pre-negotiation letter was sent to the Borrower in October 2020 and signed in November 2020. The Borrower filed chapter 11 bankruptcy on 4/14/21. In January 2021, the j udge approved the Debtor's request to market the asset for sale. The special servicer expects to be paid off in full as a result of the sale.

19	306590019	OF	MD	01/24/22	13

The loan transferred to special servicing effective 1/24/22 due to Imminent Monetary Default. The loan is secured by multiple office properties located in Nottingham and White Marsh, MD. File being reviewed to determine workout strategy going forward.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
10	306590010	26,650,000.00	4.72500%	26,650,000.00 4.72500%	10	03/24/21	04/05/20	09/11/20
11	310934908	23,314,832.45	4.53000%	23,314,832.45 4.53000%	10	07/02/20	07/11/20	09/11/20
22	301741152	8,333,973.39	4.85000%	8,333,973.39 4.85000%	10	11/06/20	10/06/20	01/08/21
25	301741148	7,382,897.74	4.92000%	7,382,897.74 4.92000%	10	10/16/20	10/16/20	11/05/20
Totals		65,681,703.58		65,681,703.58
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
31	306590031 09/17/21	5,239,254.58	4,700,000.00	5,768,756.73	311,410.16	5,768,756.73	5,457,346.57	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		5,239,254.58	4,700,000.00	5,768,756.73	311,410.16	5,768,756.73	5,457,346.57	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
31	306590031	09/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	7,362.50	0.00	0.00	47,783.38	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	4,305.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	2,152.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	0.00	0.00	1,084.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	892.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	518.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	463.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	14,712.92	0.00	2,066.57	47,783.38	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		64,562.87

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27